JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ADVERTISING & MARKETING - 3.2%
18,291	Trade Desk, Inc. (The), Class A(a)	$ 1,412,431

	APPAREL & TEXTILE PRODUCTS - 3.9%
3,273	Deckers Outdoor Corporation(a)	1,727,031

	AUTOMOTIVE - 1.9%
3,212	Tesla, Inc.(a)	840,805

	BIOTECH & PHARMA - 4.4%
1,675	Eli Lilly and Company	785,542
3,248	Vertex Pharmaceuticals, Inc.(a)	1,143,004
		1,928,546
	CHEMICALS - 2.1%
2,488	New Linde plc	948,127

	E-COMMERCE DISCRETIONARY - 4.7%
16,104	Amazon.com, Inc.(a)	2,099,317

	ENGINEERING & CONSTRUCTION - 3.2%
7,244	Quanta Services, Inc.	1,423,084

	ENTERTAINMENT CONTENT - 3.6%
18,958	Activision Blizzard, Inc.(a)	1,598,159

	INSURANCE - 2.6%
831	Markel Group, Inc.(a)	1,149,423

	INTERNET MEDIA & SERVICES - 14.4%
15,990	Alphabet, Inc., Class A(a)	1,914,003
6,485	Meta Platforms, Inc., Class A(a)	1,861,065
3,251	Netflix, Inc.(a)	1,432,033
26,823	Uber Technologies, Inc.(a)	1,157,949
		6,365,050

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.5%
7,366	DexCom, Inc.(a)	$ 946,605
5,724	Intuitive Surgical, Inc.(a)	1,957,264
		2,903,869
	RETAIL - CONSUMER STAPLES - 3.1%
2,551	Costco Wholesale Corporation	1,373,407

	RETAIL - DISCRETIONARY - 5.0%
2,556	Lululemon Athletica, Inc.(a)	967,446
1,302	O'Reilly Automotive, Inc.(a)	1,243,801
		2,211,247
	SEMICONDUCTORS - 9.6%
11,401	Advanced Micro Devices, Inc.(a)	1,298,688
2,236	Broadcom, Inc.	1,939,574
10,584	ON Semiconductor Corporation(a)	1,001,035
		4,239,297
	SOFTWARE - 20.5%
4,502	Cadence Design Systems, Inc.(a)	1,055,809
7,637	Microsoft Corporation	2,600,704
12,199	Oracle Corporation	1,452,779
6,901	Salesforce, Inc.(a)	1,457,905
2,882	ServiceNow, Inc.(a)	1,619,598
13,718	Shopify, Inc., Class A(a)	886,183
		9,072,978
	TECHNOLOGY HARDWARE - 6.0%
13,623	Apple, Inc.	2,642,453

	TECHNOLOGY SERVICES - 3.2%
3,598	Mastercard, Inc., Class A	1,415,093

	WHOLESALE - DISCRETIONARY - 1.5%
7,511	Copart, Inc.(a)	685,078

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - DISCRETIONARY - 1.5% (Continued)

	TOTAL COMMON STOCKS (Cost $33,279,256)	$ 44,035,396

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
178,837	First American Government Obligations Fund Class X, 5.01%(b)	178,837
178,837	First American Treasury Obligations Fund, Class X, 5.03%(b)	178,837
	TOTAL MONEY MARKET FUNDS (Cost $357,674)	357,674

	TOTAL SHORT-TERM INVESTMENTS (Cost $357,674)	357,674

	TOTAL INVESTMENTS - 100.2% (Cost $33,636,930)	$ 44,393,070
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(88,307)
	NET ASSETS - 100.0%	$ 44,304,763

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.